Schedule of Inventory, Current (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Inventories Schedule Of Inventory, Current 1	$ 8,180,938
Inventories Schedule Of Inventory, Current 2	9,490,297
Inventories Schedule Of Inventory, Current 3	7,186,242
Inventories Schedule Of Inventory, Current 4	5,050,926
Inventories Schedule Of Inventory, Current 5	7,140,012
Inventories Schedule Of Inventory, Current 6	7,038,098
Inventories Schedule Of Inventory, Current 7	22,507,192
Inventories Schedule Of Inventory, Current 8	$ 21,579,321